CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions	Dec. 31, 2019	Dec. 31, 2018
Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.25%	1.25%
Unemployment rate	4.30%	4.50%
House price growth	1.30%	2.50%
Commercial real estate price growth	(0.20%)	0.40%
Base Case [Member] | Start To Peak [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	1.75%	1.75%
Unemployment rate	4.60%	4.80%
House price growth	6.00%	13.70%
Commercial real estate price growth	0.10%	0.10%
Base Case [Member] | Start To Trough [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%	0.75%
Unemployment rate	3.80%	4.10%
House price growth	(1.90%)	0.40%
Commercial real estate price growth	(0.90%)	(0.10%)
Upside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	2.04%	2.34%
Unemployment rate	3.90%	3.90%
House price growth	5.00%	6.10%
Commercial real estate price growth	1.80%	5.30%
Upside [Member] | Start To Peak [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	2.56%	4.00%
Unemployment rate	4.60%	4.30%
House price growth	26.30%	34.90%
Commercial real estate price growth	10.40%	26.90%
Upside [Member] | Start To Trough [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%	0.75%
Unemployment rate	3.40%	3.50%
House price growth	(0.80%)	2.30%
Commercial real estate price growth	0.30%	0.00%
Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.49%	1.30%
Unemployment rate	5.80%	5.30%
House price growth	(2.60%)	(4.80%)
Commercial real estate price growth	(3.80%)	(4.70%)
Downside [Member] | Start To Peak [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%	1.75%
Unemployment rate	6.90%	6.30%
House price growth	(1.90%)	0.60%
Commercial real estate price growth	(0.60%)	(0.50%)
Downside [Member] | Start To Trough [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.35%	0.75%
Unemployment rate	3.90%	4.30%
House price growth	(14.80%)	(26.50%)
Commercial real estate price growth	(17.50%)	(23.80%)
Severe Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.11%	0.71%
Unemployment rate	7.20%	6.90%
House price growth	(7.10%)	(7.50%)
Commercial real estate price growth	(7.10%)	(6.40%)
Severe Downside [Member] | Start To Peak [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.75%	1.25%
Unemployment rate	8.30%	8.60%
House price growth	(2.30%)	(1.60%)
Commercial real estate price growth	(1.10%)	(0.50%)
Severe Downside [Member] | Start To Trough [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Key Economic Assumptions [Line Items]
Interest rate	0.01%	0.25%
Unemployment rate	3.90%	4.20%
House price growth	(33.10%)	(33.50%)
Commercial real estate price growth	(30.90%)	(33.80%)